UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH               45247

(Address of principal executive offices)            (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2009

Fixed Income Securities - Bonds

	Face Value	Market Value
Finance
Associates Corporation, 7.950% Due 02/15/10	200,000	195,213
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,025,899
Bank of New York Notes, 4.950% Due 01/14/11	510,000	522,993
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	980,700
Citigroup Incorporated Notes, 5.125% Due 02/14/11	1,500,000	1,377,909
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,200,000	1,148,089
JP Morgan Chase and Company Senior Subordinated Notes 6.7500% Due 02/01/11	670,000	683,284
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,135,000	950,267
PNC Funding Corporation 5.125% Due 12/14/10	285,000	281,660
PNC Funding Corporation 7.5000% Due 11/01/09	620,000	617,548
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,050,795
Wachovia Corporation, 5.350% Due 03/15/11	500,000	485,714
Wells Fargo Bank Subordinated Notes, 6.450% Due 02/01/11	500,000	490,120
Total Finance: 19.5%		$9,810,190

Industrial
Abbott Laboratories Senior Unsecured Notes 4.35% Due 3/15/14	900,000	936,347
Emerson Electric Corporation Senior Notes, 4.625% Due 10/15/12	1,125,000	1,167,463
General Electric Company Notes, 5.000% Due 02/01/13	800,000	800,779
General Electric Capital Corp Notes, 6.000% Due 06/15/12	2,000,000	1,973,266
IBM Corp, 4.75% Due 11/29/12	1,106,000	1,173,243
Pepsico Incorporated Senior Unsecured Notes, 4.650% Due 02/15/13	1,830,000	1,944,402
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,059,654
Wal-Mart Stores, 6.875%, Due 08/10/09	1,000,000	1,018,764
Total Industrial: 20.0%		$10,073,918

Utilities
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	1,000,000	1,016,627
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	1,250,000	1,257,940
Total Utilities: 4.5%		$2,274,567

United States Government Agency Obligations
Federal Home Loan Bank, 4.875% Due 12/14/12	2,500,000	2,742,195
Federal National Mortgage Association, 4.125% Due 02/11/15	2,500,000	2,548,620
Federal National Mortgage Association, 5.125% Due 11/02/12	1,040,000	1,065,226
Federal Home Loan Mortgage Corporation 3.250% Due 03/18/14	2,000,000	1,997,800
Federal Home Loan Mortgage Corporation, 3.900% Due 04/01/13	2,500,000	2,500,000
Tennessee Valley Authority, 5.6250% Due 01/18/11	1,000,000	1,073,311
Total United States Government Agency Obligations: 23.7%		$11,927,152

United States Government Agency Obligations - Mortgage-Backed Securities
Fannie Mae 30 Year Mortgage Backed Security, 5.500% Due 01/01/37	1,219,286	1,267,201
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	1,175,662	1,210,938
Fed. Nat'l Mortgage Assoc. CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	322,030	326,803
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	373,099	380,721
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	386,684	389,623
Government Nat'l Mortgage Assoc. CMO Pool 2004-95 Class QA, 4.500% Due 3/20/34	576,286	593,765
Total United States Government Agency Obligations- Mortgage-Backed Securities: 8.3%		$4,169,050

United States Government Treasury Obligations
United States Treasury Note, 4.125% Due 08/13/12	2,000,000	2,190,938
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	2,193,126
United States Treasury Note, 4.000% Due 04/15/10	1,750,000	1,812,346
Total United States Government Treasury Obligations: 12.3%		$6,196,410

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2009

Fixed Income Securities - Bonds

	Face Value	Market Value
Municipal Bonds
Chicago Illinois General Obligation (AMBAC Insured) 6.00% Due 1/1/11	1,000,000	1,076,810
Indiana State Finance Authority Revenue 5.000% Due 11/1/13	500,000	560,640
Michigan Muni Bond Authority Revenue 5.000% Due 10/1/12	2,005,000	2,242,312
Sangamon & Christian Counties IL Community Unified School District, 4.000% Due 12/15/11	1,250,000	1,299,400
Total Municipal Bonds: 10.3%		$5,179,162

Total Fixed Income - Bonds: 98.6%		$49,630,449
(Fixed Income Identified Cost $48,670,627)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 0.00% yield *		116,128
Total Cash Equivalents: 0.2%		$116,128
(Cash Equivalents Identified Cost $116,128)

Total Portfolio Value: 98.8%		$49,746,577
(Total Portfolio Identified Cost $48,786,755)

Other Assets Less Liabilities 1.2%		586,705

Total Net Assets 100.0%		$50,333,282

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2009

Fixed Income Securities - Bonds

	Face Value	Market Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	495,831
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	608,629
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	935,183
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	663,624
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	684,980
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	745,829
Key Bank NA Subordinated Notes, 5.800% Due 078/01/14	1,056,000	884,125
Morgan Stanley Dean Witter, 4.250% Due 05/15/10	830,000	807,197
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	401,038
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	649,957
US Bank, 4.950% Due 10/30/14	615,000	599,412
US Bank, 6.375% Due 08/01/11	650,000	683,017
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	980,853
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	886,413
Total Finance: 20.3%		$10,026,087

Industrial
Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/11	1,200,000	1,287,334
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,019,137
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,053,417
General Electric Capital Corporatioin Notes 6.000% Due 06/15/12	1,550,000	1,529,281
IBM Corporation, 4.750% Due 11/29/12	1,100,000	1,166,878
Lowes Companies, Inc., 8.250% Due 06/01/10	390,000	411,702
Novartis AG Senior Unsecured Notes 5.125% Due 02/10/19	1,000,000	1,017,276
Pepsico Incorporated Senior Unsecured Notes 7.900% Due 11/01/18	1,000,000	1,230,815
Target Corporation, 6.350% Due 01/15/11	400,000	423,862
United Technologies, 7.125% Due 11/15/10	1,054,000	1,130,370
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	509,382
Total Industrial: 21.8%		$10,779,452

Utilities
Alabama Power Company Senior Notes 5.200% Due 01/15/16	715,000	718,552
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	521,536
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	710,609
National Rural Utilities, 10.375% Due 11/01/18	500,000	579,765
National Rural Utilities, 5.700% Due 01/15/10	500,000	506,716
Verizon Communications, 7.510% Due 04/01/09	500,000	500,000
Total Utilities: 7.2%		$3,537,179

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	1,600,000	1,720,757
Federal Home Loan Bank, 5.375% Due 05/18/16	500,000	568,576
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,647,177
Federal National Mortgage Assoc. Notes, 4.350% Due 05/29/13	1,020,000	1,025,517
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	172,301
Total United States Government Agency Obligations: 10.4%		$5,134,327

United States Government Agency Obligations - Mortgage Backed Securities
Fed. Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	1,956,998
Fed. Home Loan Mortg. Corp CMO Pool 3098 Cl. KE, 5.500% Due 09/15/34	2,000,000	2,090,594
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	386,683	389,623
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	1,350,000	1,381,760
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	848,600
Freddie Mac CMO Pool 3174 Class PY, 5.000% Due 08/15/19	1,000,000	1,053,498
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,400,000	1,465,573
Total United States Government Agency Obligations - Mortgage Backed Securities: 18.6%		$9,186,646

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2009

Fixed Income Securities - Bonds

	Face Value	Market Value
United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,500,000	2,782,228
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	2,259,532
United States Treasury Note, 4.250% Due 08/15/13	500,000	560,391
United States Treasury Bond, 4.500% Due 11/15/15	1,500,000	1,740,002
United States Treasury Bond, 4.500% Due 02/15/16	300,000	346,219
Total United States Government Treasury Obligations: 15.6%		$7,688,371

Municipal Bonds
Hillsborough County Florida School District Sales Tax Revenue (AMBAC Insured) 4.000% Due 10/1/09	2,300,000	2,329,601
Total Municipal Bonds: 4.7%		$2,329,601

Total Fixed Income - Bonds: 98.5%		$48,681,663
(Fixed Income Identified Cost $48,268,757)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 0.00% yield *		97,540
Total Cash Equivalents: 0.2%		$97,540
(Cash Equivalents Identified Cost $97,540)

Total Portfolio Value: 98.7%		$48,779,203
(Total Portfolio Identified Cost $48,366,297)

Other Assets Less Liabilities 1.3%		$641,827

Total Net Assets 100.0%		$49,421,030

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2009

Fixed Income Securities - Bonds

	Face Value	Market Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	495,831
Associates Corporation, 7.950% Due 02/15/10	642,000	626,634
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,600,000	973,806
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	935,183
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	684,980
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/17	1,000,000	745,829
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,053,417
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	986,633
IBM Corporation Senior Unsecured Notes, 5.700% Due 09/14/17	1,820,000	1,888,439
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	924,891
Key Bank NA Subordinated Notes, 5.800% Due 07/01/14	1,056,000	884,125
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	818,444
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	507,779
Suntrust Banks Inc., 7.750% Due 05/01/10	500,000	498,515
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	814,606
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,462,581
Total Finance: 30.3%		$14,301,695

Industrial
Abbott Laboratories, Senior Unsecured Notes 5.875% Due 05/15/16	1,000,000	1,074,017
Emerson Electric Corporation Senior Notes, 5.375% Due 10/15/17	1,117,000	1,168,281
General Electric Company Notes, 5.000% Due 02/01/13	500,000	500,487
Lowes Companies, Inc., 8.250% Due 06/01/10	500,000	527,823
Target Corporation, 6.350% Due 01/15/11	400,000	423,862
United Technologies Corporation Senior Notes, 5.375% Due 12/15/17	1,000,000	1,025,554
Wal-Mart Stores, 4.500% Due 07/01/15	1,000,000	1,063,241
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	509,382
Total Industrial: 13.3%		$6,292,647

Utilities
Alabama Power Company Senior Notes 5.200% Due 1/15/16	715,000	718,552
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	521,536
Georgia Power Company Unsubordinated Notes, 5.700% Due 06/01/17	425,000	440,067
GTE Corporation, 7.510% Due 04/01/09	500,000	500,000
National Rural Utilities Corporation Collateral Trust, 5.450% Due 04/10/17	800,000	737,270
National Rural Utilities Corporation Collateral Trust, 5.700% Due 01/15/10	500,000	506,716
Total Utilities: 7.3%		$3,424,142

United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	2,150,946
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,334,254
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	889,959
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,132,669
Federal Home Loan Bank, 7.605% Due 02/25/15	500,000	526,946
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	800,000	853,276
Federal Home Loan Mortgage Corp., 5.000% Due 07/15/14	500,000	561,396
Tennessee Valley Authority, 4.875% Due 12/15/16	500,000	538,297
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	587,120
Total United States Government Agency Obligations: 20.3%		$9,574,863

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp. Pool 2513 Class VK, 5.500% Due 09/15/13	968,930	980,343
Federal Home Loan Mortgage Corp., Pool 2877 Class AL, 5.000% Due 10/15/24	350,000	371,780
Federal Home Loan Mortgage Corp., Pool 2963 Class DM, 5.500% Due 08/15/33	2,000,000	2,087,464
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	742,525
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 08/01/09	1,000,000	998,657
Freddie Mac CMO, Pool 3174 Class PY, 5.000% Due 08/15/19	835,000	879,671
Freddie Mac CMO, Series 3289 Class ND, 5.500% Due 06/15/35	875,000	914,226
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,000,000	1,046,838
Government National Mortgage Association, 5.500% Due 02/15/17	179,622	188,746
Total United States Government Agency Obligations - Mortgage Backed Securities: 17.4%		$8,210,251

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2009

Fixed Income Securities - Bonds

United States Government Treasury Obligations
United States Treasury Bond, 4.500% Due 02/15/16	2,000,000	2,308,126
United States Treasury Note, 4.625% Due 02/15/17	800,000	929,750
United States Treasury Note, 4.125 Due 05/15/15	1,200,000	1,355,719
Total United States Government Treasury Obligations: 9.7%		$4,593,596

Total Fixed Income - Bonds: 98.4%		$46,397,192
(Fixed Income Identified Cost $46,121,864)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 0.00% yield *		169,985
Total Cash Equivalents: 0.4%		$169,985
(Cash Equivalents Identified Cost $169,985)

Total Portfolio Value: 98.8%		$46,567,177
(Total Portfolio Identified Cost $46,291,849)

Other Assets Less Liabilities 1.2%		$569,979

Total Net Assets 100.0%		$47,137,156

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2009

Fixed Income Securities - Bonds

	Face Value	Market Value
Finance
American Financial Group, 7.125% Due 04/15/09	180,000	179,517
American Express Senior Unsecured Notes, 5.250% Due 09/12/11	1,000,000	940,638
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	680,727
Bank of America Corporation, 7.500% Due 03/15/12	500,000	462,191
Bank of New York Mellon, 6.375% Due 04/01/12	510,000	529,624
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	490,350
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	1,000,000	1,009,910
Duke-Weeks Realty Senior Notes, 7.750% Due 11/15/09	460,000	452,932
Fifth Third Bank Notes, 4.200% Due 02/23/10	1,250,000	1,195,926
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	1,010,000	965,867
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	1,001,239
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	355,000	360,523
Total Finance: 24.6%		$8,269,445

Industrial
General Electric Capital Corp Notes, 6.000% Due 6/15/12	2,313,000	2,282,082
Kellogg Corporation Senior Unsecured Notes, 5.125% Due 12/03/12	1,000,000	1,057,531
United Technologies Corporation Notes, 7.125% Due 11/15/10	444,000	476,171
Total Industrial: 11.4%		$3,815,784

Utilities
Alabama Power Company Notes, 4.700% Due 12/01/10	275,000	282,361
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	250,000	251,588
National Rural Utilities Collateral Trust, 5.700% Due 01/15/10	309,000	313,150
Virginia Electric & Power Company Senior Unsecured Notes 5.100% Due 11/30/12	500,000	512,477
Wisconsin Power & Light Debentures, 7.625% Due 03/01/10	865,000	906,405
Total Utilities: 6.8%		$2,265,981

United States Government Agency Obligations - Mortgage Backed Securities
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	740,763	773,787
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	587,830	605,469
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	321,227	325,988
Freddie Mac 5 Year Balloon MBS, 4.500% Due 09/01/09	391,377	394,351
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	366,840	374,602
Total United States Government Agency Obligations - Mortgage Backed Securities: 7.4%		$2,474,197

United States Government Treasury Obligations
United States Treasury Bill Zero% Due 03/11/10 **	5,000,000	4,973,393
United States Treasury Bill Zero% Due 04/09/09 (a) **	5,105,000	5,103,606
United States Treasury Bill Zero% Due 07/02/09 (a) **	120,000	119,944
Total United States Government Treasury Obligations: 30.4%		10,196,942

Total Fixed Income - Bonds: 80.5%		$27,022,349
(Fixed Income Identified Cost $29,951,724)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 0.00% yield *		2,232,410
Total Cash Equivalents: 6.7%		$2,232,410
(Cash Equivalents Identified Cost $2,232,410)

Total Portfolio Value: 87.2%		$29,254,759
(Total Portfolio Identified Cost $29,666,874)

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2009

Fixed Income Securities - Bonds

Other Assets Less Liabilities 12.8%		$4,307,584

Total Net Assets: 100.0%		$33,562,342

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poors 500 expiring March 2009	819	$2,407,903
(Notional Value of $32,547,060)

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.
** Non-income producing security
(a) - Pledged as collateral on Futures Contracts

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2009

Common Stocks	Shares	Market Value

Air Products and Chemicals, Inc.	21,850	1,229,063
BHP Billiton Ltd., Sponsored ADR**	14,600	651,160
Freeport McMoran Copper & Gold	24,500	933,695
Total For Materials: 8.4%		$2,813,918

3M Company	12,345	613,793
Emerson Electric Company	46,290	1,322,968
General Electric Company	104,640	1,057,910
ITT Corporation	17,130	658,991
United Parcel Service - Class B	20,610	1,014,424
Total For Industrials: 13.9%		$4,668,087

AT&T Incorporated	26,800	675,360
Verizon Communications	18,830	568,666
Total For Telecomm Services: 3.7%		$1,244,026

Kellogg Company	26,600	974,358
Nestle SA Sponsored ADR**	20,200	679,730
Pepsico, Incorporated	11,985	616,988
Procter & Gamble Company	25,960	1,222,456
Safeway Incorporated	31,800	642,042
Total For Consumer Staples: 12.3%		$4,135,574

Comcast Corporation Class A Special	52,050	669,884
Nike, Inc. - Class B	14,500	679,905
Target Corporation	20,623	709,225
Total For Consumer Discretionary: 6.1%		$2,059,013

Chesapeake Energy Corporation	62,945	1,073,842
Conocophillips	20,445	800,626
Chevron Corporation	14,135	950,437
Schlumberger Ltd.	26,220	1,065,056
Spectra Energy Corporation	65,400	924,756
Total For Energy: 14.3%		$4,814,718

Allstate Corporation	23,785	455,483
Bank of New York Mellon Corp	43,316	1,223,677
Cincinnati Financial Corporation	24,650	563,746
PNC Financial Services Group, Inc.	27,100	793,759
Prudential Financial, Inc.	20,860	396,757
T. Rowe Price Group	23,630	681,962
Total For Financial Services: 12.3%		$4,115,383

Abbott Laboratories	21,130	1,007,901
Becton, Dickinson and Company	14,320	962,877
Bristol-Myers Squibb Company	31,800	697,056
Novartis AG-ADR**	25,310	957,477
Stryker Corporation	18,600	633,144
Total For Health Care: 12.7%		$4,258,455

Adobe Systems Inc.*	33,700	720,843
Applied Materials, Inc.	60,600	651,450
Cisco Systems, Inc.*	42,545	713,480
Microsoft Corporation	34,485	633,489
Total For Information Technology: 8.1%		$2,719,262

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2009

Dominion Resources	19,260	596,867
FPL Group, Inc.	27,600	$1,400,148
Total For Utilities: 5.9%		1,997,015

Total Common Stocks: 97.7%		$32,825,452
(Common Stock Identified Cost $40,500,291)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.00% yield ***		$663,679
Total Cash Equivalents: 2.0%		663,679
(Cash Equivalents Identified Cost $663,679)

Total Portfolio Value: 99.7%		$33,489,131
(Total Portfolio Identified Cost $41,163,970)

Other Assets Less Liabilities: 0.3%		$95,135

Total Net Assets: 100.0%		$33,584,266

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

GROWTH FUND	Portfolio of Investments as of March 31, 2009

Common Stocks	Shares	Market Value

Freeport McMoran Copper & Gold Class B	16,600	632,626
Monsanto Company	10,200	847,620
Potash Corporation of Saskatchewan, Inc.	7,100	573,751
Total For Materials: 7.1%		$2,053,997

Caterpillar Tractor Company	15,500	433,380
Danaher Corporation	11,860	643,049
Emerson Electric Company	39,700	1,134,626
General Electric Company	63,690	643,906
Total For Industrials: 9.9%		$2,854,961

AT&T, Inc.	32,000	806,400
Total For Telecomm Services: 2.8%		$806,400

Kellogg Company	15,000	549,450
Nestle S A Sponsored ADR**	17,000	572,050
Pepsico, Incorporated	15,000	772,200
Procter & Gamble Company	29,000	1,365,610
Safeway	40,100	809,619
Total For Consumer Staples: 14.1%		$4,068,929

Comcast Corporation Class A Special	65,000	836,550
Gamestop Corporation Class A*	32,500	910,650
Target Corporation	16,600	570,874
Total For Consumer Discretionary: 8.0%		$2,318,074

Chesapeake Energy Corporation	54,500	929,770
Chevron Corporation	10,370	697,279
Core Labratories N.V.	8,200	599,912
Transocean Inc.*	11,935	702,255
Schlumberger Ltd.	19,150	777,873
XTO Energy, Inc.	16,800	514,416
Total For Energy: 14.6%		$4,221,505

Bank Of New York Mellon Corp	34,385	971,376
JP Morgan Chase & Company	16,000	425,280
PNC Financial Services Group, Inc.	19,900	582,871
Total For Financial Services: 6.9%		$1,979,527

Abbott Laboratories	17,500	834,750
Becton, Dickinson and Company	8,900	598,436
Celgene Corp*	17,100	759,240
Covance, Inc.*	15,100	538,013
Gilead Sciences Inc*	17,400	805,968
Medco Health Solutions, Inc.*	13,200	545,688
Stryker Corporation	14,400	490,176
Total For Health Care: 15.8%		$4,572,271

Adobe Systems Incorporated*	43,950	940,091
Apple Computer, Incorporated*	6,000	630,720
Akamai Technologies*	32,100	622,740
Applied Materials, Incorporated	60,000	645,000
Cisco Systems, Inc.*	38,200	640,614
Google Inc. - Class A*	2,550	887,553
Microsoft Corporation	33,700	619,069
Total For Information Technology: 17.3%		$4,985,787

GROWTH FUND	Portfolio of Investments as of March 31, 2009

FPL Group	12,000	$608,760
Total For Utilities: 2.1%		608,760

Total Common Stocks: 98.7%		$28,470,211
(Common Stock Identified Cost $38,576,250)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.00% yield ***		356,152
Total Cash Equivalents: 1.2%		$356,152
(Cash Equivalents Identified Cost $356,152)

Total Portfolio Value: 99.9%		$28,826,363
(Total Portfolio Identified Cost $38,932,402)

Other Assets Less Liabilities: 0.1%		$28,191

Total Net Assets: 100.0%		$28,854,554

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

DYNAMIC GROWTH FUND	Portfolio of Investments as of March 31, 2009

Common Stocks	Shares	Market Value

Freeport McMoran Copper & Gold	4,900	186,739
Monsanto Company	3,200	265,920
Potash Corporation Of Saskatchewan Inc.**	3,120	252,127
Total For Materials: 8.4%		$704,786

Caterpillar Tractor Company	5,650	157,974
Foster Wheeler*	11,200	195,664
General Cable*	10,220	202,560
General Electric Company	14,700	148,617
Total For Industrials: 8.4%		$704,815

Nestle SA Sponsored ADR**	7,400	249,010
PepsiCo, Incorporated	3,800	195,624
Procter & Gamble Company	6,370	299,963
Total For Consumer Staples: 8.9%		$744,597

Chipotle Mexican Grill, Inc. Class A*	4,930	327,253
Comcast Corporation Class A Special	16,907	217,593
Gamestop Corporation Class A*	10,940	306,539
Total For Consumer Discretionary: 10.2%		$851,385

Chesapeake Energy Corporation	19,250	328,405
Core Labratories N.V.	2,490	182,168
Schlumberger Ltd.	3,080	125,110
Transocean Inc.*	5,187	305,203
XTO Energy, Inc.	7,380	225,976
Total For Energy: 13.9%		$1,166,862

Bank Of New York Mellon Corp	9,396	265,437
Total For Financial Services: 3.2%		$265,437

Becton, Dickinson and Company	2,700	181,548
Celgene Corp*	5,280	234,432
Covance Inc.*	6,500	231,595
Gilead Sciences Inc*	7,100	328,872
Medco Health Solutions, Inc.*	4,150	171,561
Vertex Pharm*	6,125	175,971
Total For Health Care: 15.8%		$1,323,979

Adobe Systems Inc*	12,650	270,584
Apple Computer, Incorporated*	2,960	311,155
Akamai Technologies*	15,010	291,194
Applied Materials, Incorporated	25,000	268,750
Broadcom Corp Class A*	14,515	290,010
Cisco Systems, Inc.*	15,160	254,233
Cognizant Technology Solutions Corporation*	12,940	269,023
Google Inc. - Class A*	780	271,487
Microsoft Corporation	8,580	157,615
Total For Information Technology: 28.5%		$2,384,050

Total Common Stocks: 97.4%		$8,145,912
(Common Stock Identified Cost $12,161,441)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.00% yield ***		218,504
Total Cash Equivalents: 2.6%		$218,504
(Cash Equivalents Identified Cost $218,504)

DYNAMIC GROWTH FUND	Portfolio of Investments as of March 31, 2009

Total Portfolio Value: 100.0%	$8,364,416
(Total Portfolio Identified Cost $12,379,945)

Other Assets Less Liabilities: 0.0%	$806

Total Net Assets: 100.0%	$8,365,222

* Non-income producing security.
** American Depository Receipt.
*** Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of March 31, 2009

Common Stocks	Shares	Market Value

Dow Chemical Company	3,700	31,191
International Paper Company	4000	28,160
Vulcan Materials Company	900	39,861
Total For Materials: 2.5%		$99,212

Burlington Northern Santa Fe Corporation	600	36,090
C.H. Robinson Worldwide, Inc.	900	41,049
CSX Corporation	1,500	38,775
Dover Corporation	2,400	63,312
Eaton Corporation	1,180	43,495
FedEx Corporation	800	35,592
Fluor Corporation	1,800	62,190
General Dynamics Corporation	1,000	41,590
Goodrich (B.F.) Company	1,800	68,202
Honeywell International, Inc.	1,700	47,362
ITT Corporation	1,300	50,011
Jacobs Engineering Group, Inc.*	1,000	38,660
L-3 Communications Holdings Inc	1,080	73,224
Lockheed Martin Corporation	560	38,657
Norfolk Southern Corporation	1,300	43,875
Northrop Grumman	1,390	60,660
Parker Hannifin Corporation	2,085	70,848
Precision Castparts Corporation	800	47,920
Union Pacific Corporation	1,100	45,221
United Parcel Service - Class B	1,000	49,220
Waste Management, Inc.	1,800	46,080
Total for Industrials: 26.4%		$1,042,033

Qwest Communications International	12,800	43,776
Total for Telecomm Services: 1.1%		$43,776

Archer Daniels Midland Company	2,400	66,672
Avon Products, Inc.	1,400	26,922
Clorox Company	800	41,184
Costco Wholesale Corporation	1,000	46,320
Heinz (H.J.) Company	1,300	42,978
Kellogg Company	1,200	43,956
Kroger Company	3,700	78,514
Procter & Gamble Company	800	37,672
Safeway Incorporated	2,100	42,399
Tyson Foods Incorporated - Class A	5,000	46,950
Total For Consumer Staples: 12.0%		$473,567

Apollo Group Inc., Class A*	1,400	109,662
Comcast Corporation-Class A	3,500	47,740
Genuine Parts Company	1,200	35,832
H&R Block Incorporated	2,100	38,199
Interpublic Group Of Companies*	9,900	40,788
Polo Ralph Lauren Corporation	1,400	59,150
Staples, Inc.	2,700	48,897
Whirlpool Corporation	1,180	34,916
Total For Consumer Discretionary: 10.5%		$415,184

Chevron Corporation	1,700	114,308
Ensco International, Inc.	2,000	52,800

DISCIPLINED LARGE-CAP FUND	Portfolio of Investments as of March 31, 2009

Marathon Oil Corp	1,900	49,951
Massey Energy Company	3,200	32,384
Murphy Oil Corporation	1,300	58,201
Peabody Energy Corporation	2,400	60,096
Southwestern Energy Company*	2,000	59,380
Williams Companies Inc	3,200	36,416
Total For Energy: 11.7%		$463,536

Aflac Incorporated	2,500	48,400
Discover Financial	6,600	41,646
Hudson City Bancorp, Inc.	7,300	85,337
Total For Financial Services: 4.4%		$175,383

Amerisourcebergen Corporation	2,120	69,239
Biogen Idec, Inc.*	1,800	94,356
Cardinal Health, Inc.	1,600	50,368
Gilead Sciences, Inc.*	800	37,056
McKesson HBOC, Inc.	1,000	35,040
Schering-Plough Corporation	2,400	56,520
St. Jude Medical, Inc.*	2,400	87,192
Stryker Corporation	1,300	44,252
Tenet Healthcare*	39,100	45,356
Varian Medical Systems Incorporated*	1,700	51,748
Total For Health Care: 14.5%		$571,127

Apple Computer, Incorporated*	500	52,560
Automatic Data Processing	1,200	42,192
Broadcom Corp*	3,500	69,930
Computer Sciences Corporation*	2,100	77,364
Jabil Circuit, Inc.	9,160	50,930
Juniper Networks, Inc.*	3,400	51,170
Total For Information Technology: 8.7%		$344,146

Centerpoint Energy Incorporated	6,340	66,126
Dominion Resources	1,200	37,188
DTE Energy Co. (Formerly Detroit Edison)	1,500	41,550
Entergy Corporation	600	40,854
Firstenergy Corporation	900	34,740
Southern Company	1,300	39,806
Questar Corporation	1,600	47,088
Total For Utilities: 7.8%		$307,352

Total Common Stocks: 99.6%		$3,935,316
(Common Stock Identified Cost $5,498,563)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.00% yield **		13,537
Total Cash Equivalents: 0.3%		$13,537
(Cash Equivalents Identified Cost $13,537)

Total Portfolio Value: 99.9%		$3,948,853
(Total Portfolio Identified Cost $5,512,100)

Other Assets Less Liabilities: 0.1%		$3,240

Total Net Assets: 100.0%		$3,952,093

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2009

Common Stocks	Shares	Market Value

International Paper Company	26,400	185,856
Schnitzer Steel Industries, Inc.	7,800	244,842
Total For Materials: 1.7%		$430,698

Armstrong World Industries, Inc.*	12,300	135,423
Continental Airlines, Inc.-Class B*	23,500	207,035
Corporate Executive	10,000	145,000
Covanta Holding Corporation*	10,900	142,681
Fluor Corporation	7,400	255,670
Foster Wheeler AG*	10,000	174,700
Gardner Denver*	19,200	417,408
General Cable*	17,000	336,940
Jacobs Engineering Group, Inc.*	5,400	208,764
Kansas City Southern Industries*	17,500	222,425
Oshkosh Truck Corporation	24,900	167,826
Parker Hannifin Corporation	16,500	560,670
SPX Corporation	7,500	352,575
Timken Company	16,200	226,152
Trinity Industries	20,700	189,198
URS*	13,500	545,535
Total For Industrials: 17.3%		$4,288,002

Bunge Limited	7,800	441,870
Dean Foods Company*	8,700	157,296
Herbalife LTD.	11,300	169,274
PepsiAmericas	17,400	300,150
Total For Consumer Staples: 4.3%		$1,068,590

Apollo Group Inc. - Class A*	2,400	187,992
CTC Media, Inc.*	69,100	315,096
Devry, Inc.	3,500	168,630
Discovery Communications, Incorporated*	16,700	267,534
Federal Mogul Corporation - Class A*	29,000	193,720
H&R Block Corporation	8,800	160,072
Interpublic Group of Companies*	51,900	213,828
ITT Educational Services, Inc.*	1,500	182,130
LKQ*	21,500	306,805
Panera Bread - Class A*	12,600	704,340
Petsmart, Inc.	15,900	333,264
Polo Ralph Lauren Corporation	6,400	270,400
Warner Music Group Corporation*	62,500	146,875
Whirlpool Corporation	5,700	168,663
Total For Consumer Discretionary: 14.6%		$3,619,349

Alpha Natural Resources Incorporated*	8,600	152,650
Arch Coal, Inc.	16,500	220,605
CNX Gas Corporation*	8,500	201,535
Denbury Resources*	28,100	417,566
Ensco International, Inc.	15,700	414,480
Foundation Coal Holdings, Inc.	14,100	202,335
Key Energy Services*	54,900	158,112
Mariner Energy Inc.*	19,100	148,025
Massey Energy Company	24,200	244,904
Murphy Oil Corporation	7,200	322,344
Oil States International Inc.*	14,700	197,274

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2009

Overseas Shipholding Group, Incorporated	8,100	183,627
Patriot Coal Corporation*	50,400	186,984
Plains Exploration & Production Company*	8,300	143,009
St Mary Land & Exploration	14,600	193,158
Southwestern Energy Company*	6,600	195,954
Tesoro Petroleum Corporation	13,000	175,110
Total For Energy: 15.2%		$3,757,672

Apartment Investment & Management Company - Class A	35,200	192,896
Alexandria Real Estate Trust	4,700	171,080
Brandywine Realty Trust	32,000	91,200
Capitalsource, Inc.	149,000	181,780
CBL & Associates Properties	40,800	96,288
Digital Realty Trust, Inc.*	6,000	199,080
Discover Financial	27,900	176,049
E*Trade Group, Inc.*	170,000	210,800
First Horizon National Corporation	19,599	210,493
Hudson City Bancorp, Inc.	51,500	602,035
Huntington Bancshares Incorporated	78,000	129,480
HRPT Properties Trust	61,600	196,504
Kilroy Realty	7,800	134,082
MBIA, Inc.*	56,800	260,144
MGIC Investment Corporation	124,600	176,932
Total For Financial Services: 12.2%		$3,028,843

Amerisourcebergen Corporation	20,000	653,200
Biomarin Pharmaceutical, Inc.*	15,500	191,425
Endo Pharmaceutical Holdings, Inc.*	9,500	167,960
Health Management Associates, Inc.-Class A*	107,000	276,060
Humana Incorporated*	8,500	221,680
Kinetic Concepts*	7,800	164,736
Omnicare Incorporated	7,000	171,430
ResMed Inc.*	5,000	176,700
Sepracor, Inc.*	18,800	275,608
Wellcare Health Plans, Inc.*	19,000	213,750
Total For Health Care: 10.1%		$2,512,549

Alliance Data Systems Corporation*	5,100	188,445
ANSYS, Inc.*	8,400	210,840
Commscope*	20,200	229,472
Computer Sciences Corporation*	12,800	471,552
Diebold, Incorporated	8,800	187,880
Dolby Laboratories Inc. - Class A*	21,700	740,187
Factset Research Systems, Inc.	5,000	249,950
Flir Systems*	8,400	172,032
Silicon Laboratories*	11,900	314,160
Sohu.com*	7,300	301,563
WebMD Health Corp. - Class A*	15,900	354,570
Total For Information Technology: 13.8%		$3,420,651

Atmos Energy Corporation	22,700	524,824
Centerpoint Energy Incorporated	31,400	327,502
MDU Resources Group, Incorporated	14,600	235,644
OGE Energy Corporation	8,900	211,998
Oneok, Inc.	12,700	287,401
Reliant Energy, Inc.*	66,000	210,540
UGI Corporation	20,700	488,727

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2009

Vectren Corporation	8,700	183,483
Total For Utilities: 10.0%		$2,470,119

Total Common Stocks: 99.2%		$24,596,473
(Common Stock Identified Cost $36,158,517)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.00% yield **
Total Cash Equivalents: 0.7%		$175,616
(Cash Equivalents Identified Cost $175,616)		$175,616

Total Portfolio Value: 99.9%		$24,772,089
(Total Portfolio Identified Cost $36,334,133)

Other Assets Less Liabilities: 0.1%		$20,880

Total Net Assets: 100.0%		$24,792,969

*  Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of March 31, 2009

Common Stocks	Shares	Market Value

Bway Holding Company*	5,600	44,184
General Steel Holdings, Inc.*	7,800	20,514
Innophos Holdings	1,900	21,432
Schulman (A.) Inc.	3,700	50,135
Total For Materials: 3.2%		$136,265

AAON, Inc.*	1,600	28,992
AAR Corporation*	2,200	27,588
ABM Industries	2,600	42,640
American Commercial Lines, Inc.*	8,200	25,994
Apogee Enterprises, Inc.	2,800	30,744
Beacon Roofing Supply, Inc.*	5,400	72,306
Comfort Systems USA	4,600	47,702
Commercial Vehicle*	25,400	13,970
Ducommun Incorporated*	2,300	33,442
DynCorp International Inc.*	2,600	34,658
Emcor Group, Inc.*	2,800	48,076
Graftech Int'l*	4,400	27,104
GT Solar International, Inc.*	6,800	45,152
Hawaaian Holdings, Inc.*	6,900	25,737
Horizon Lines Inc.	9,000	27,270
Insteel Industries	4,000	27,840
Knoll, Inc.	4,100	25,133
LMI Aerospace, Inc.*	3,500	25,340
NCI Building Systems, Inc.*	2,400	5,328
Pacer Int'l	2,900	10,150
Republic Airways Holdings*	3,200	20,736
Standard Parking Corporation*	2,200	36,080
TBS International Ltd. - Class A*	4,300	31,605
Titan Machinery, Inc.*	3,200	28,736
Triumph Group, Inc.*	700	26,740
Ultralife Corporation*	4,200	32,466
Viad Corporation	1,600	22,592
Waste Services, Inc.*	8,400	35,952
Total For Industrials: 20.4%		$860,073

American Oriental Bioengineering, Inc.*	7,900	30,494
Cal Maine Foods	2,000	44,780
Calavo Growers, Inc.	4,000	48,080
Central Garden and Pet Company*	5,500	41,360
Pantry Inc.*	5,300	93,333
Zhongpin, Inc.*	5,400	47,952
Total For Consumer Staples: 7.2%		$305,999

Blockbuster Inc. Class A*	26,000	18,720
Core Mark Holding Company, Inc.*	2,300	41,906
Citi Trends, Inc.*	3,500	80,115
Einstein Noah Restaurant Group, Inc.*	8,800	51,304
Exide Technologies*	9,200	27,600
Fuel Systems Solutions, Inc.*	2,000	26,960
Fuqi International, Inc.*	6,600	31,020
Gaylord Entertainment Company*	4,100	34,153
Great Wolf Resorts, Inc.*	17,500	40,775

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of March 31, 2009

Jackson Hewitt Tax Service, Inc.*	4,000	20,880
P.F. Chang's China Bistro, Inc.*	1,300	29,744
Retail Ventures, Inc.*	14,000	21,280
Spartan Motors, Inc.	13,100	52,662
Susser Holdings Corporation*	4,000	53,760
True Religion Apparel, Inc.*	2,900	34,249
Total For Consumer Discretionary: 13.4%		$565,128

Abraxas Petroleum Corporation*	27,600	28,428
BMB Munai, Inc.*	31,300	18,154
CVR Energy, Inc.*	6,200	34,348
Delek US Holdings, Inc.	7,600	78,736
Englobal Corporation*	10,600	48,124
Houston American Energy Corporation*	12,800	23,808
Hornbeck Offshore Services, Inc.*	2,100	32,004
McMoran Exploration Company*	3,200	15,040
Parker Drilling Company*	10,400	19,136
Pioneer Drilling Company*	4,500	14,760
Rosetta Resources, Inc.*	3,500	17,325
Swift Energy Company*	1,700	12,410
Superior Well Services, Inc.*	3,100	15,903
Teekay Tankers Limited*	3,100	29,481
Trico Marine Services, Inc.*	1,700	3,570
World Fuel Services	1,100	34,793
Total For Energy: 10.1%		$426,020

Agree Realty Corporation	2,300	36,087
Assured Guaranty Limited	7,200	48,744
Cogdell Spencer, Inc.	4,900	24,990
Crawford and Company - Class B*	4,000	26,880
Education Realty Trust	9,800	34,202
Entertainment Properties Trust	1,500	23,640
Gramercy Capital Corporation*	32,100	31,137
Hersha Hospitality Trust	7,200	13,680
Knight Capital Group, Inc. - Class A*	2,300	33,902
Medallion Financial Corporation	6,500	48,165
Radian Group, Inc.*	19,500	35,490
Sanders Morris	7,200	28,080
SWS Group, Inc.*	2,000	31,060
W Holding Company, Inc.	4,200	38,178
Total For Financial Services: 10.7%		$454,235

Almost Family, Inc.*	1,400	26,726
Amedisys, Inc.*	900	24,741
Catalyst Health Solutions, Inc.*	1,400	27,748
Cryolife, Inc.*	6,500	33,670
Cubist Pharmaceuticals, Inc.*	3,300	53,988
Cyberonics*	2,400	31,848
Emergency Medical Services Corporation - Class A*	2,400	75,336
Ensign Group, Inc.*	2,100	32,466
Gentiva Health Services, Inc.*	1,600	24,320
Greatbatch, Inc.*	1,400	27,090
LHC Group, Inc.*	1,200	26,736
Martek Biosciences Corporation*	1,900	34,675
Maxygen, Inc.*	4,600	31,280
NxStage Medical, Inc.*	11,100	28,638

DISCIPLINED SMALL-CAP FUND	Portfolio of Investments as of March 31, 2009

PDL Biopharma Inc.*	6,300	44,604
Questcor Pharmaceuticals, Inc.*	12,600	61,992
Skilled Healthcare Group, Inc.-Class A*	3,700	30,377
Sun Healthcare Group, Inc.*	3,600	30,384
ViroPharma Incorporated*	5,500	28,875
Total For Health Care: 16.0%		$675,494

Ciber, Inc.*	8,700	23,751
Hackett Group, Inc.*	10,200	20,604
Heartland Payments Systems, Inc.	3,700	24,457
Hughes Communications Inc.*	3,000	36,090
Hypercom Corporation*	25,900	24,864
Igate	7,000	22,680
I2 Technologies, Inc.*	6,500	51,350
Liquidity Services Inc.*	6,200	43,338
PC Mall, Inc.*	10,600	48,124
PC-Tel*	7,500	32,250
OSI Systems, Inc.*	2,000	30,520
Sapient Corporation*	8,100	36,207
Smith Micro Software, Inc.*	5,900	30,857
Skyworks Solutions, Inc.*	6,800	54,808
Take Two Interactive*	3,900	32,565
Telecommunications Systems, Inc. - Class A*	8,800	80,696
Tivo Inc.*	6,600	46,464
Ultratech*	2,600	32,474
Volterra Semiconductor*	3,800	32,072
Wind River Systems, Inc.*	4,000	25,600
Total For Information Technology: 17.3%		$729,771

Central Vermont Public Services Corporation	2,200	38,060
Total For Utilities: 0.9%		$38,060

Total Common Stocks: 99.2%		$4,191,045
(Common Stock Identified Cost $5,953,231)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.00% yield **		30,196
Total Cash Equivalents: 0.7%		30,196
(Cash Equivalents Identified Cost $30,196)

Total Portfolio Value: 99.9%		$4,221,241
(Total Portfolio Identified Cost $5,983,427)

Other Assets Less Liabilities: 0.1%		$4,207

Total Net Assets: 100.0%		$4,225,448

*  Non-income producing security
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

REALTY FUND	Portfolio of Investments as of March 31, 2009

Common Stocks	Shares	Market Value

Apartment Investment and Management, Co. - A	9,988	54,734
Avalon Bay Communities, Inc.	3,149	148,192
BRE Properties, Inc. Class A	3,500	68,705
Camden Property Trust	1,800	38,844
Cousins Properties Inc. REIT	4,000	25,760
Equity Residential Properties Trust	12,450	228,458
Essex Property Trust, Inc.	1,870	107,226
Home Properties of NY	2,000	61,300
United Dominion Realty Trust, Inc.	10,807	93,048
Total Apartments: 19.0%		$826,267

Lexington Corporate Properties Trust	6,000	14,280
Vornado Realty Trust	7,421	246,674
Total Diversified: 6.0%		$260,954

Health Care Property Investors	11,800	210,630
Health Care Reit	6,200	189,658
Total Health Care: 9.2%		$400,288

Host Hotels and Resorts	26,397	103,476
Health Care Realty Trust, Inc.	2,800	41,972
Senior Housing Properties Trust	13,000	182,260
Total Lodging and Hotels: 7.5%		$327,708

Plum Creek Timber Co., Inc.	8,000	232,560
Total Materials: 5.3%		$232,560

Alexandria Real Estate	3,000	109,200
AMB Property Corporation	5,700	82,080
Boston Properties, Inc.	6,675	233,825
Biomed Realty Trust	9,000	60,930
Duke Realty Corp.	9,860	54,230
Kilroy Realty Corporation	3,545	60,939
Liberty Property Trust	4,861	92,067
Prologis Trust	15,380	99,970
Total Office and Industrial: 18.2%		$793,241

CBL & Associates Properties	3,000	7,080
Developers Diversified Realty Corp	5,325	11,342
Equity One	7,000	85,330
Federal Realty Investment Trust	2,000	92,000
Kimco Realty Corporation	11,767	89,665
Macerich Company	3,330	20,846
National Retail Properties Inc.	13,000	205,920
Regency Centers Corporation	5,575	148,128
Simon Property Group, Inc.	7,660	265,342
SL Green Realty Corp	1,467	15,844
Weingarten Realty Investors	5,413	51,532
Total Retail: 22.8%		$993,028

Public Storage, Inc.	7,500	414,375
Total Storage: 9.5%		$414,375

Total Common Stocks: 97.7%		$4,248,421
(Common Stock Identified Cost $5,949,374)

REALTY FUND	Portfolio of Investments as of March 31, 2009

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.00% yield *	70,076
Total Cash Equivalents: 1.6%	$70,076
(Cash Equivalents Identified Cost $70,076)

Total Portfolio Value: 99.3%	$4,318,497
(Total Portfolio Identified Cost $6,019,450)

Other Assets Less Liabilities: 0.7%	$29,702

Total Net Assets: 100.0%	$4,348,199

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2009

Common Stocks	Shares	Market Value

Agrium Inc.*	260	9,305
Anglo American PLC - Unsponsored ADR	1,430	12,198
Anglo Platinum Limited - Unsponsored ADR	190	9,690
Arcelormittal - NY Registered	320	6,413
Barrick Gold Corporation	270	8,753
BASF Se - Sponsored ADR	230	6,967
BHP Billiton Ltd - Sponsored ADR	590	26,314
BHP Billiton PLC-ADR	220	8,701
Cemex S.A. De C.V. - ADR	1530	9,563
Companhia Vale Do Rio Doce - ADR	770	10,241
Goldcorp Inc.	310	10,329
Lafarge S.A. - Unsponsored ADR	540	6,102
Nippon Steel Corporation -- Unsponsored ADR	240	6,468
Nitto Denko Corp-Unsponsored ADR	50	10,325
Posco*	110	7,351
Potash Corporation Of Saskatchewan Inc.	380	30,708
Total For Materials: 10.8%		$179,428

Abb Ltd. ADR	600	8,364
Air France-KLM-ADR	1000	8,850
BAE Systems PLC-Sponsored ADR	710	13,582
Canadian National Railway Company	240	8,508
Central Japan Railway Company - ADR	1200	6,672
Komatsu Ltd-Sponsored ADR	340	15,042
Koninklijke Philips El-Ny Shares (New) ADR	860	12,788
Mitsui & Co., Ltd - ADR	100	20,237
Mitsubishi Corporation ADR	620	16,430
Siemens Ag ADR	350	19,940
Vestas Wind Systems A/S - ADR*	450	6,539
Wolseley PLC - ADR	2,900	9,338
Total For Industrials: 8.8%		$146,289

America Movil - ADR Series L	250	6,770
China Mobile (Hong Kong) Limited ADR	270	11,750
Deutsche Telekom Ag ADR	500	6,175
France Telecom SA-Spons ADR	290	6,571
MTN Group Limited - Spons ADR	820	9,430
Nippon Telegraph And Telephone Corporation - ADR	1080	20,552
Rogers Communications, Inc. Class B	500	11,415
Telefonica S A - Sponsored ADR	190	11,328
Telefonos De Mexico-Class L ADR	400	6,016
Tele Norte Leste Participacoes S.A. (Telemar) ADR	510	7,058
Vodafone Group PLC - ADR	740	12,891
Total For Telecomm Services: 6.6%		$109,957

Cadbury Schweppes PLC ADR	220	6,666
Carrefour SA - Unsponsored ADR*	1200	9,228
Coca-Cola Amatil Limited ADR	640	7,795
Companhia Brasileira de Distribuiaco - ADR	350	9,478
Compass Group PLC - ADR	1800	8,172
Groupe Danone ADR	1,720	16,650
J Sainsbury PLC -- Spons ADR	440	7,854
Koninklijke Ahold NV - ADR	660	7,194
L'Oreal-Unsponsored ADR	470	6,463
Nestle S A Sponsered ADR	1060	35,669

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2009

Tesco PLC - Sponsored ADR	1,000	14,220
Unilever PLC ADR	680	12,872
Unilever N.V. (Netherlands) ADR	330	6,468
Wal-Mart De Mexico Sa-Sp ADR	290	6,772
Total For Consumer Staples: 9.3%		$155,500

Adidas AG-Sponsored ADR	500	8,280
Bridgestone Incorporated - Unsponsored ADR	310	8,891
Carnival PLC - ADR	430	9,752
Daimlerchrysler AG	230	5,874
Grupo Televisa S.A.	480	6,547
Honda Motor Company, Ltd. - Sponsored ADR	390	9,243
Panasonic Corporation - Spon ADR	640	7,059
Reed Elsevier PLC -- Spons ADR	250	7,125
Sony Corporation - ADR	410	8,458
Thomson Reuters - ADR	60	8,023
Toppan Printing Unspons ADR	220	7,370
Toyota Motor Corporation -Sponsored ADR	380	24,054
Vivendi - Sponsored ADR*	310	8,246
Volkswagen AG - Sponsored ADR	120	7,368
Total For Consumer Discretionary: 7.6%		$126,291

BG Group PLC-Spon ADR	120	9,035
BP PLC - Sponsored ADR	510	20,451
China Petroleum & Chemical ADR	120	7,700
Core Laboratories N.V.	240	17,558
Enbridge Inc.	240	6,912
Encana Corp	170	6,904
Eni S.P.A. - Sponsored ADR	310	11,879
Gazprom Oao -- Spons ADR	750	11,175
Petrochina Co Ltd -ADR	170	13,549
Petroleo Brasileiro, ADR	1,190	36,259
Royal Dutch Shell PLC - Class B ADR	620	27,038
Sasol Ltd - Sponsored ADR	290	8,396
Technip SA-ADR	300	10,470
Tenaris SA-ADR	390	7,866
Total SA - Sponsored ADR	440	21,586
Transocean Ltd.*	350	20,594
Woodside Petroleum-SP ADR	660	17,563
Total For Energy: 15.3%		$254,936

Aegon NV - ARS	1,560	5,990
Allianz AG ADR	2,160	18,058
Australia and New Zealand Banking Group Limited ADR	940	10,434
Banco Itau Holding Financeira SA - ADR	1,250	13,738
Banco Santander Central Hispano, Sa ADR	1,920	13,248
Bank of Montreal	260	6,789
Bank of Nova Scotia	270	6,620
Barclays PLC - Spons ADR	1,620	13,770
BNP Paribas - ADR	560	11,592
Cheung Kong (Holdings) Limited ADR	810	7,007
China Life Insurance Co., Limited - ADR	320	15,757
Credit Suisse Group - Spn ADR	280	8,537
HSBC Holdings PLC-Spons ADR	410	11,570
Icici Bank Limited -- Spon ADR	470	6,246
ING Groep N.V. ADR	1,050	5,712
Intesa Sanpaolo - Sponsored ADR	410	6,798

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2009

KB Financial Group, Inc. ADR*	320	7,760
Lloyds TSB Group PLC ADR	790	3,184
Orix Corporation - ADR	650	10,706
Manulife Financial Corporation	440	4,928
Mizuho Financial Group-ADR	1,540	6,052
Mitsubishi Estate Company Ltd - Unspons ADR	110	12,403
Mitsubishi UFJ Financial Group Inc.-Sponsored ADR	3,140	15,449
Mitsui Sumitomo Insurance Group Holdings, Inc. Unspons ADR	620	7,235
National Australia Bank Limited - ADR	530	7,447
National Bank of Greece S.A. -- ADR	2,040	6,283
Nomura Holdings, Inc. ADR	1,070	5,382
Royal Bank of Canada	260	7,519
Sumitomo Corporation -- Spons ADR	940	8,178
Sumitomo Mitsui Financial Group ADR	2,340	8,143
The Sumitomo Trust & Banking Co. -- ADR	1,720	6,553
Sun Hung Kai Properties Limited Sp - ADR	1,090	9,766
United Overseas Bank Ltd -- Spons ADR	450	5,760
Zurich Financial Services AG -- ADR	360	5,702
Total For Financial Services: 18.1%		$300,316

Astrazeneca PLC- Sponsored ADR	190	6,736
Bayer AG - Sponsored ADR	290	13,865
China Medical Technologies, Inc.	600	8,262
Glaxosmithkline PLC - ADR	620	19,263
Mindray Medical International Limited ADR	580	10,736
Novo Nordisk A/S ADR	150	7,197
Novartis AG-ADR	690	26,103
Roche Holdings Limited - ADR	860	29,472
Sanofi-Aventis - ADR	270	7,541
Takeda Pharmaceutical Co. Ltd. - ADR	310	5,410
Total For Health Care: 8.1%		$134,584

ASML Holdings NV	510	8,930
AU Optronics Corp Spon ADR	1,160	9,732
Hitachi Ltd, ADR	310	8,510
Hoya Corp - Sponsored ADR	480	9,461
Infosys Technologies-Sp ADR	300	7,989
Nokia Corporation - Sponsored ADR	1,410	16,455
Nintendo Co., Ltd. ADR	690	25,185
Research In Motion Ltd.*	360	15,520
SAP AG - Sponsored ADR	450	15,881
Taiwan Semiconductor Manufacturing Company, Limited Sp ADR	2,100	18,795
Trend Micro Incorporated - Spons ADR*	230	6,560
United Microelectronics, ADR	4,110	10,398
Total For Information Technology: 9.2%		$153,415

Enel Spa-ADR	1,380	6,555
E.On AG - Spon ADR	490	13,563
Huaneng Power International - Spons ADR	530	14,231
Iberdrola SA-Sponsored ADR	250	7,013
International Power PLC - ADR	260	7,904
National Grid PLC - ADR	180	6,955
RWE AG - ADR	100	7,015
Scottish & Southern Energy Plc -- ADR	480	7,800
Veolia Environnement- ADR	320	6,688
Total For Utilities: 4.7%		$77,723

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2009

Total Common Stocks: 98.5%	$1,638,438
(Common Stock Identified Cost $1,726,423)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.00% yield **	$21,641
Total Cash Equivalents: 1.3%	21,641
(Cash Equivalents Identified Cost $21,641)

Total Portfolio Value: 99.8%	$1,660,079
(Total Portfolio Identified Cost $1,748,065)

Other Assets Less Liabilities: 0.2%	$3,633

Total Net Assets: 100.0%	$1,663,713

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2009

Fixed Income Securities - Bonds	Face	Market Value

Abbott Laboratories Senior Unsecured Notes, 5.600% Due 05/15/2011	2,786,000	2,988,760
Allstate Corp, 7.200% Due 12/01/2009	1,005,000	996,620
American Express, 4.875% Due 07/15/2013	1,400,000	1,233,190
Bank of America Subordinated, 5.420% Due 03/15/2017	1,400,000	852,081
Bank of America Corporation Senior Unsecured Notes 5.125% Due 11/15/2014	1,455,000	1,244,539
Bank of New York Subordinated Notes 5.500% Due 11/15/2018	1,501,000	1,374,056
BB&T Corporation Subordinated Notes 4.75% Due 10/01/2012	1,000,000	965,480
Branch Banking & Trust Subordinated, 5.625% Due 09/15/2016	1,500,000	1,402,775
Citigroup Incorporated Subordinated Notes, 5.000% Due 09/15/2014	1,500,000	995,436
Citigroup Incorporated Unsecured Notes, 5.250% Due 02/27/2012	1,500,000	1,337,541
Equity Residential Properties Senior Unsecured Notes 5.125% Due 03/15/2016	1,490,000	1,177,322
Fifth Third Bank Subordinated Notes, 5.450% Due 01/15/2017	1,230,000	917,370
JP Morgan Co. (Formerly Bank One Corp.), 5.250% Due 01/30/2013	500,000	462,446
JP Morgan Co. (Formerly Bank One Corp.) Subordinated Notes, 5.900% Due 11/15/2011	1,000,000	980,700
Key Bank NA Subordinated Notes, 5.800% Due 07/01/2014	1,560,000	1,306,094
Morgan Stanley Notes, 5.050% Due 01/21/2011	1,000,000	983,613
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/2014	500,000	409,222
PNC Funding Corporation 5.2500% Due 11/15/2015	1,855,000	1,675,306
US Bank NA Notes, 6.375% Due 08/01/2011	1,400,000	1,471,113
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/2014	800,000	664,985
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/2013	1,400,000	1,240,978
Wells Fargo Financial Notes 6.1250% Due 04/18/2012	1,800,000	1,769,504
Bank and Finance: 20.8%		$26,449,130

Federal Farm Credit Bank, 4.150% Due 03/25/2015	778,000	824,478
Federal Farm Credit Bank, 4.500% Due 10/17/2012	1,115,000	1,195,511
Federal Farm Credit Bank, 4.785% Due 01/17/2017	1,730,000	1,886,892
Federal Home Loan Bank 5.250% Due 06/05/2017	3,000,000	3,400,626
Federal Home Loan Bank, 5.375% Due 05/18/2016	1,250,000	1,421,440
Federal Home Loan Mortgage Corp., 4.75% Due 01/19/2016	2,000,000	2,213,444
Federal National Mortgage Assoc., 4.125% Due 02/11/2015	2,500,000	2,548,620
Federal National Mortgage Assoc. Notes, 4.350% Due 05/29/2013	2,500,000	2,513,523
Federal National Mortgage Assoc., 4.200% Due 05/04/2009	2,000,000	2,006,512
Tennessee Valley Authority, 5.625% Due 01/18/2011	2,000,000	2,146,622
Tennessee Valley Authority, 6.000% Due 03/15/2013	2,875,000	3,243,109
United States Government Agency Obligations: 18.4%.		$23,400,776

United States Treasury Note, 4.000% Due 02/15/2015	2,500,000	2,797,268
United States Treasury Note, 4.750% Due 08/15/2017	1,250,000	1,462,501
United States Treasury Note, 4.375% Due 08/15/2012	1,000,000	1,105,938
United States Treasury Note, 5.750% Due 08/15/2010	1,800,000	1,928,603
United States Treasury Note, 4.125% Due 05/15/2015	3,000,000	3,389,298
United States Treasury Note, 4.250% Due 08/15/2013	600,000	672,469
United States Treasury Note, 4.75% Due 05/15/2014	3,200,000	3,696,003
United States Government Obligations: 11.8%		$15,052,080

Emerson Electric Corporation Senior Notes, 5.125% Due 12/01/2016	1,700,000	1,752,163
General Electric Capital Corp., 5.000% Due 02/01/2013	2,500,000	2,502,435
General Electric Capital Corp., 5.400% Due 02/15/2017	1,500,000	1,314,870
General Electric Capital Corp., 6.000% Due 06/15/2012	600,000	591,980
Hershey Foods, 6.95% Due 08/15/2012	1,055,000	1,150,310
IBM Corporation Notes 7.625% Due 10/15/2018	2,260,000	2,597,163
Kellogg Company Senior Unsecured Notes, 5.125% Due 12/03/2012	1,530,000	1,618,022
Kroger Company Senior Unsecured Notes 6.800% Due 04/01/2011	1,200,000	1,268,394
Lowes Companies, Inc., 8.250% Due 06/01/2010	500,000	527,823

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2009

Novartis AG Senior Unsecured Notes 5.125% Due 02/10/2019	2,070,000	2,105,761
Pepsico Inc. Senior Unsecured Notes, 4.650% Due 02/15/2013	1,875,000	1,992,216
Pepsico Inc. Senior Unsecured Notes 7.900% Due 11/01/2018	500,000	615,408
Procter & Gamble Company Notes 4.700% Due 02/15/2019	745,000	752,937
Procter and Gamble Company Senior Notes, 4.950% Due 08/15/2014	2,340,000	2,530,050
Target Corporation Notes, 6.350% Due 01/15/2011	1,000,000	1,059,654
United Technologies Corporation Senior Notes, 5.375% Due 12/15/2017	340,000	348,688
United Technologies Corporation, 6.100% Due 05/15/2012	675,000	724,271
United Technologies Corporation Senior Unsecured Notes 6.125% Due 02/01/2019	1,150,000	1,240,305
Industrials: 19.4%		$24,692,449

Fannie Mae 15 YR MBS, 5.000% Due 12/01/2019	1,472,160	1,538,761
Fannie Mae MBS, Series 253300, 7.500% Due 05/01/2020	10,265	11,132
Fannie Mae 30 YR MBS, 6.000% Due 08/01/2034	1,873,826	1,967,608
FHLMC Pool 78043 4.364% Due 04/01/2033	429,414	426,612
FHLMC, CMO Pool 2513 Class VK, 5.500% Due 09/15/2013	968,930	980,343
FHLMC, CMO Pool 2877 Class AL 5.000% Due 10/15/2024	2,500,000	2,655,573
FHLMC, CMO Pool 3098 Class KE, 5.500% Due 09/15/2034	1,650,000	1,724,740
Freddie Mac 15 Year Gold, 7.000% Due 03/01/2011	2,680	2,751
Freddie Mac GOLD MBS 5 YR, 4.500% Due 12/01/2009	386,684	389,623
Freddie Mac MBS, 8.000% Due 06/01/2030	10,227	11,161
Freddie Mac CMO Series 2617 Class DN, 4.500% Due 10/15/2030	900,000	922,849
Freddie Mac CMO Series 2985 Class GE 5.500% Due 06/15/2025	1,000,000	1,060,750
Freddie Mac CMO Series 3287 Class GC 5.500% Due 08/15/2034	1,150,000	1,194,560
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/2033	2,500,000	2,617,095
Ginne Mae Pool 2658, 6.500% Due 10/20/2028	99,399	106,100
Government National Mortgage Assoc. Pool 781397, 5.500% Due 02/15/2017	179,622	188,746
Government National Mortgage Assoc. II JM 30 YR MBS 5.5000% Due 07/20/2038**	2,101,050	2,179,921
Government National Mortgage Assoc. GNMA II Pool 2945, 7.500% Due 07/20/2030	17,949	19,244
Government National Mortgage Assoc. 30 YR MBS, 5.000% Due 09/15/2033	4,596,133	4,787,402
Government National Mortgage Assoc. Pool 780400, 7.000% Due 12/15/2025	12,483	13,384
Government National Mortgage Assoc. Pool 780420, 7.500% Due 08/15/2026	6,647	7,161
Government Agency Obligations - Mortgage Backed Securities: 17.9%		$22,805,516

Duke Energy Carolinas First Mortgage 5.750% Due 11/15/2013	527,000	562,000
Florida Power & Light Group Capital, 4.850% Due 02/01/2013	794,000	823,314
Florida Power & Light Group Capital, 7.375% Due 06/01/2009	500,000	503,958
Georgia Power Company, 5.250% Due 12/15/2015	1,000,000	1,019,080
Georgia Power Company Senior Notes, 5.125% Due 11/15/2012	275,000	285,281
GTE Corporation, 7.51% Due 04/01/2009	600,000	600,000
Gulf Power Company Senior Notes, 5.300% Due 12/01/2016	1,000,000	1,002,358
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,165,328
National Rural Utilities Collateral Trust, 4.375% Due 10/01/2010	1,500,000	1,509,528
National Rural Utilities Collateral Trust, 5.500% Due 07/01/2013	375,000	378,450
Virginia Electric & Power Company Senior Unsecured Notes 4.500% Due 12/15/2010	625,000	634,858
Utility: 6.7%		$8,484,155

Goat Hill Washington Properties Lease Revenue (MBIA Insured), 5.000% Due 12/01/2012	890,000	995,145
New Jersey Econ. Development Auth. Revenue (FSA Insured), 5.000% Due 03/01/2014	1,555,000	1,673,911
State of Indiana Finance Authority Lease Revenue, 5.000% Due 11/01/2014	2,365,000	2,659,206
Municipal: 4.2%		$5,328,261

Total Fixed Income - Bonds: 99.2%		$126,212,367
(Fixed Income Identified Cost $123,825,912)

Cash Equivalents
Federated U.S. Treasury Cash Reserves
Money Market Fund 0.00% yield *		0
Total Cash Equivalents: 0.0%		$0
(Cash Equivalents Identified Cost $0)

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2009

Total Portfolio Value: 99.2%	$126,212,367
(Total Portfolio Identified Cost $123,825,912)

Other Assets Less Liabilities: 0.8%	$1,052,805

Total Net Assets: 100.0%	$127,265,171

* Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.
** Fair Valued Security
(A) Abbreviations:
FHLMC: Federal Home Loan Mortgage Corporation

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2009

Municipal Income Securities - Bonds	Face	Market Value
Akron , OH, Refunding, 5.000% 12/1/2012	200,000	223,250
Cincinnati, OH, General Obligation, 5.000%, 12/01/2017	75,000	84,233
Cincinnati Ohio Economic Development Revenue, 4.200%, 11/01/2019	150,000	152,843
Dayton, OH, General Obligation (AMBAC Insured), 4.450%, 12/01/2012	100,000	104,165
Gahanna , OH, (AMBAC Insured), 5.000%, 12/01/2018	400,000	437,344
Mason, OH General Obligation Limited 4.000%, 12/01/2020	375,000	384,540
Mentor, OH, General Obligation (MBIA Insured), 5.0000%, 12/01/2015
Westerville, OH, General Obligation Limited (Callable 12/01/2017 @ $100)	140,000	160,147
(AMBAC Insured), 5.000% Due 12/01/2024	445,000	465,007
Youngstown, OH, (AMBAC Insured), 5.100%, 12/01/2011	75,000	77,551
General Obligation - City: 12.0%		$2,089,080

Belmont County, OH
(MBIA Insured), 4.500%, 12/01/2011	155,000	159,748
Harris County Texas General Obligation Limited (Callable 10/1/18 @ $100) 5.7500%, 10/01/2025	200,000	221,752
Knox County, OH, 4.750%, 12/01/2009	60,000	60,490
General Obligation - County: 2.5%		$441,990

State of Ohio, 4.000%, 6/15/2010 Common Schools - Series A	60,000	62,244
State of Ohio, 5.000%, 3/15/2017 Common Schools - Series C	120,000	129,614
State of Ohio, 5.000%, 3/01/2015	385,000	419,142
State of Ohio General Obligation, 4.500%, 5/01/2019	500,000	523,065
State of Ohio General Obligation, 5.250%, 5/01/2012	175,000	194,051
State of California, 4.000%, 11/01/2009	250,000	252,883
State of Colorado Higher Education Lease Financing Program
Certificate of Participation (Callable 11/1/18 @ $100) 5.2500%, 11/01/2023	220,000	231,143
General Obligation - State: 10.4%		$1,812,141

Arizona Board of Regents Revenue Arizona State University (Callable 7/1/18 @ $100) 5.7500%, 07/01/2023	300,000	334,569
State of Ohio Higher Education Facilities Revenue Case Western Reserve - Series C,
5.000%, 12/01/2020	155,000	164,032
State of Ohio Higher Education Facility Commission Revenue - Xavier University Project 5.0000%, 05/01/2016	150,000	158,973
University of Cincinnati, Certificate of Participation, 5.750%, 12/01/2011	25,000	27,851
University of Cincinnati General Receipts Revenue, 5.000%, 06/01/2020	250,000	259,960
Higher Education: 5.4%		$945,385

Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A,
4.500%, 11/01/2021	335,000	312,994
Hamilton County, OH, Hospital Children's Hospital Medical Center,
(MBIA Insured), 5.250%, 5/15/2010	100,000	100,631
Huron County OH Hospital Facility Revenue Fisher-Titus Medical Center
5.000%, 12/01/2011	200,000	201,622
Lorain County, OH, Revenue Bond, Catholic Healthcare Partners Project
(AMBAC Insured), 5.200%, 09/01/2010	100,000	102,749
Montgomery County, OH, Miami Valley Hospital
Series A Revenue 4.000% Due 11/15/2013	200,000	202,180
Montgomery County, OH Hospital (Prerefunded), 5.650%, 12/01/2012	35,000	36,041
Montgomery County, OH Hospital (Prerefunded), 5.500%, 12/01/2010	100,000	102,875
State of Ohio Mental Health Facilities Revenue (AMBAC Insured), 5.000%, 08/01/2012	100,000	111,180
Hospital/Health: 6.7%		$1,170,272

Cleveland, OH, Public Power System Revenue, 5.500%, 11/15/2013	100,000	109,414
Hamilton, OH Electric, (FSA Insured), 3.60%, 10/15/2010	200,000	205,666
Ohio Muni Generation Agency (AMBAC Insured), 5.000%, 2/15/2017	325,000	310,642
Revenue Bonds - Electric: 3.6%		$625,722

Butler, OH, Waterworks System, (FSA Insured), 4.400% 12/01/2010	100,000	102,916
Cleveland, OH, Waterworks Revenue,
Series G (MBIA Insured), 5.500%, 1/01/2013	150,000	159,972
Cleveland, OH, Waterworks Unrefunded Portion (FSA Insured)
5.250%, 01/01/2010	40,000	41,425
Green County, OH Sewer System Revenue (AMBAC Insured)
5.000%, 12/01/2018	145,000	156,209

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2009

Hamilton County, OH Sewer System Revenue (MBIA Insured), 5.000%, 12/01/2021	500,000	532,870
Mason, OH Sewer System Revenue Callable 6/1/14 @ $100 (MBIA Insured) 4.8500%, 12/01/2024	140,000	122,209
Nashville and Davidson, TN 7.700%, 01/01/2012	15,000	16,076
North Texas Muni Water District Water System Revenue Callable 9/1/18 @ $100 5.2500%, 09/01/2022	415,000	456,703
State of Ohio Water Development Authority Revenue, 5.000%, 06/01/2013	250,000	280,860
Washington County, OR Clean Water Services Sewer Revenue
Senior Lien Series A (Callable 10/01/2018 @ $100) 5.250% Due 10/01/2025	290,000	300,901
Revenue Bond - Water & Sewer: 12.5%		$2,170,141

Cleveland, OH Parking Facilities Revenue (FSA Insured),
4.000%, 9/15/2015	150,000	155,789
Cleveland, OH Non Tax Revenue Stadium Project (AMBAC Insured),
5.000%, 12/01/2014	400,000	454,732
State of Ohio Major New Infrastructure Revenue (Callable 6/15/18 @ $100) 5.5000%, 06/15/2020	200,000	228,012
Special Obligation Bonds: 4.8%		$838,533

Chillicothe, OH City School District GO (FGIC Insured)
4.000%, 12/01/2018	300,000	298,323
Cincinnati, OH, City School District General Obligation (FGIC Insured)
5.000%, 12/01/2014	225,000	251,991
Cleveland, OH, Municipal School District, (FGIC Insured),
5.000%, 12/01/2020	140,000	144,910
Columbus, OH, Linden Elementary Construction (FSA Insured),
5.500%, 12/01/2021	100,000	111,758
Dayton , OH, City School District, (FGIC Insured), 3.250%, 12/01/2010	100,000	102,876
Delaware, OH, City School District, GO
(MBIA Insured), 5.000%, 12/01/2020	250,000	263,445
Fairfield, OH, City School District Refunding General Obligation Unlimited
(Callable 12/01/2011 @ $100) (MBIA-IL-RE FGIC Insured) 5.250% Due 12/01/2014	95,000	102,216
Fairfield, OH, (FGIC Insured), 0.000%, 12/01/2011*	100,000	95,293
Garrett-Keyser-Butler Indiana Middle School Building Corporation
First Mortgage Revenue 3.000% Due 07/15/2013	290,000	295,139
Girard, OH City School District (FSA Insured), 3.850%, 12/01/2010	240,000	250,183
Green Local, OH, (AMBAC Insured) Insured, 4.600%, 12/01/2011	100,000	100,503
Jackson, OH, Local School District Stark and Summit Counties General Obligation Unlimited
(FSA Insured) 5.000% Due 12/01/14	300,000	341,901
Keller, TX, Independent School District General Obligation Unlimited
(Callable 02/15/19 @ $100) 4.500% Due 02/15/20	250,000	256,608
Kenton County Kentucky School District Finance Corporation
School Building Revenue (Callable 2/01/2019 @ $100) 4.500% Due 02/01/2025	300,000	290,406
Kings Local, OH, 6.350%, 12/01/2012	15,000	17,512
Kings Local, OH, 6.400%, 12/01/2013	150,000	179,303
Mason, OH City Schools (FGIC Insured) 5.000%, 12/01/2015	135,000	153,985
Reynoldsburg Ohio City School District General Obligation, 5.000%, 12/01/2020	200,000	221,676
Sycamore, OH, Community School District, 3.250%, 12/01/2010	330,000	340,758
Sycamore Ohio Community School District General Obligation, 4.375%, 12/01/2018	400,000	431,976
Sycamore, OH, Community Unlimited, 5.375%, 12/01/2013	125,000	143,743
School District: 25.3%		$4,394,503

Ohio Housing Finance Agency Residential Mortgage Revenue
2009 Series A (Callable 09/01/2018 @ $100) 5.550% Due 09/01/2028	500,000	507,660
Ohio State Dept of Administrative Services, 4.000%, 09/01/2012	145,000	154,267
Ohio State Dept of Administrative Services Certificate of
Participation (MBIA Insured), 5.000%, 09/01/2011	255,000	277,386
Ohio State Housing Finance Authority
(GNMA Insured) Collateral, 5.100%, 9/01/2017	80,000	78,602
State of Ohio Cultural Facilities Revenue (FSA Insured) 5.000%, 10/01/2012	250,000	280,408
State of Ohio Building Authority (FGIC Insured), 5.000%, 10/01/2017	420,000	463,352
State of Ohio Parks and Recreation Bonds, 4.350%, 12/01/2011	100,000	104,792
State of Ohio Parks and Recreation Capital Facilities, (FSA Insured)
5.250%, 2/01/2018	315,000	350,308
State of Ohio General Obligation Natural Resources - Series J, 5.000%, 10/01/2013	300,000	337,263
State Agency: 14.7%		$2,554,039

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2009

Total Fixed Income - Municipal Bonds: 98.1%	$17,041,805
(Municipal Bonds Identified Cost $16,512,225)

Cash Equivalents
Federated Ohio Municipal Cash Trust 0.90% yield**	655,797
Total Cash Equivalents: 3.8%	$655,797
(Cash Equivalents Identified Cost $655,797)

Total Portfolio Value: 101.9%	$17,697,602
(Total Portfolio Identified Cost $17,168,022)

Liabilities in Excess of Other Assets: (1.9)%	$(331,207)

Total Net Assets: 100.0%	$17,366,395

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate as of March 31, 2009.

The investments in securities are stated at market value. The prices (net asset values) of the shares of each Fund are determined as of 4:00 p.m., Eastern time on each day the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. Security transactions are accounted for on trade date. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Effective January 1, 2008, the Funds adopted FASB Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2009:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Totals
Equity Income Fund – Investments in Securities	$33,489,131	0	0	$33,489,131
Growth Fund – Investments in Securities	$28,826,363	0	0	$28,826,363
Dynamic Growth Fund – Investments in Securities	$8,364,416	0	0	$8,364,416
Disciplined Large-Cap Fund – Investments in Securities	$3,948,853	0	0	$3,948,853
Disciplined Mid-Cap Fund – Investments in Securities	$24,772,089	0	0	$24,772,089
Disciplined Small-Cap Fund – Investments in Securities	$4,221,241	0	0	$4,221,241
Realty Fund – Investments in Securities	$4,318,497	0	0	$4,318,497
International Fund – Investments in Securities	$1,660,079	0	0	$1,660,079
Fixed Income Fund – Investments in Securities	0	$126,212,367	0	$126,212,367
Municipal Income Fund – Investments in Securities	$655,797	$17,041,805	0	$17,697,602
JIC Institutional Bond Fund I – Investments in Securities	$116,128	$49,630,449	0	$49,746,577
JIC Institutional Bond Fund II –Investments in Securities	$97,540	$48,681,663	0	$48,779,203
JIC Institutional Bond Fund III –Investments in Securities	$169,985	$46,397,192	0	$46,567,177
Enhanced Return Fund –
Investments in Securities	$2,232,410	$27,022,349	0	$29,254,759
Other Financial Instruments*	$2,407,903			$2,407,903

*Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 22, 2009 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: May 22, 2009

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: May 22, 2009

* Print the name and title of each signing officer under his or her signature